Marketable Securities (Schedule of summarizes estimated fair value and gross unrealized holding losses of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	$ 70,601	$ 34,083
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	(167)	(306)
In Unrealized Loss Position For Greater Than 12 Months, Fair Value	712	0
In Unrealized Loss Position For Greater Than 12 Months, Gross Unrealized Loss	0	0
Corporate bonds [Member]
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	70,601	34,083
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	(167)	(306)
In Unrealized Loss Position For Greater Than 12 Months, Fair Value	712	0
In Unrealized Loss Position For Greater Than 12 Months, Gross Unrealized Loss	0	0
Government bonds [Member]
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	0	0
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	0	0
In Unrealized Loss Position For Greater Than 12 Months, Fair Value	0	0
In Unrealized Loss Position For Greater Than 12 Months, Gross Unrealized Loss	$ 0	$ 0